Derivative financial instruments - Movement in reserves related to hedge accounting (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in cash flow hedge reserve
Cash flow hedges marked to market		$ 287	$ 155	$ 1,065
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(127)	(686)	(428)
Cash flow hedges (including reclassifications), pre-tax		160	(531)	637
Movement in costs of hedging reserve
Costs of hedging marked to market		27	(2)	(67)
Costs of hedging reclassified to the income statement		34	(2)	(11)
Costs of hedging (including reclassifications), Pre-tax		61	(4)	(78)
Movement in cash flow hedge and costs of hedging reserves
Total reserve, period start		(185)	361
Cash flow hedges marked to market		292	154
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(127)	(686)	(428)
Costs of hedging marked to market		27	(2)	(67)
Costs of hedging reclassified to the income statement		34	(2)	(11)
Cash flow hedges and cost of hedges (including reclassifications), pre-tax		226	(536)
Cash flow hedges transferred to the balance sheet	[1]	6	10	1
Total reserve, period start		35	(185)	361
Highly probable forecast capital expenditure | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		3	14
Cash flow hedges marked to market		5	(1)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges (including reclassifications), pre-tax		5	(1)
Reserve of cash flow hedges, period end		2	3	14
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges transferred to the balance sheet		6	10
Highly probable forecast sales | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		(2)	529
Cash flow hedges marked to market		287	155
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(127)	(686)
Cash flow hedges (including reclassifications), pre-tax		160	(531)
Reserve of cash flow hedges, period end		158	(2)	529
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		(127)	(686)
Cash flow hedges transferred to the balance sheet		0	0
Interest rate and foreign currency risk on finance debt | Fair value hedges
Movement in costs of hedging reserve
Cost of hedging reserve, period start		(186)	(182)
Costs of hedging marked to market		27	(2)
Costs of hedging reclassified to the income statement		34	(2)
Costs of hedging (including reclassifications), Pre-tax		61	(4)
Cost of hedging reserve, period end		(125)	(186)	$ (182)
Movement in cash flow hedge and costs of hedging reserves
Costs of hedging marked to market		27	(2)
Costs of hedging reclassified to the income statement		$ 34	$ (2)

[1]	See Note 32 for further information.